111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  December 3, 2025

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Series Trust VII (the “Trust”) (File Nos. 2-68918 and 811-3090) on behalf of MFS® Emerging Markets Equity Research Fund, MFS® Equity Income Fund and MFS® Intrinsic Value Fund (the “Funds”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 75 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on November 26, 2025.

 Please call the undersigned at (617) 954-4873 or Jonathan Umana-Oliveira at (617) 954-5153 with any questions you may have.

  Sincerely,

  /s/DJANIRA LEAL

  Djanira Leal

  Assistant Counsel